Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	SUNSHINE BIOPHARMA INC.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	333 Las Olas Way
Entity Address, Address Line Two	CU4 Suite 433
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(954)
Local Phone Number	515-0810
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false